Assets Charged As Security For Liabilities And Collateral Accepted As Security For Assets (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of assets pledged as security [abstract]
Financial Assets Charged as Security Under On-Balance Sheet and Off-Balance
The financial assets below are analysed between those assets accounted for on-balance sheet and off-balance sheet.

	Group
	2020	2019
	£m	£m
On-balance sheet:
Cash and balances at central banks	985	1,080
Loans and advances to banks	550	403
Loans and advances to customers – securitisations and covered bonds (See Note 14)	31,138	36,225
Loans and advances to customers – other	23,655	16,282
Other financial assets at amortised cost	648	3,026
Financial assets at fair value through other comprehensive income	5,581	6,009
Total on-balance sheet	62,557	63,025
Total off-balance sheet	24,701	15,098

Schedule of Collateral Held as Security For Assets
The collateral held as security for assets, analysed between those liabilities accounted for on balance sheet and off-balance sheet, was:

	Group
	2020	2019
	£m	£m
On-balance sheet:
Deposits by banks	2,063	2,169
Total on-balance sheet	2,063	2,169
Total off-balance sheet	30,510	25,120